Income Taxes (Details 3) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Income before income tax expense	$ (16,408)	$ 712	$ 19,127	$ 2,766
Income tax expense at tax rates applicable to the Company (i.e., 17%)				470
Increase (decrease) in income taxes resulting from:
Non-deductible expenses			383	241
Non-taxable income
Reversal of deferred tax asset / liability			7	36
Valuation allowance				36
Tax of earlier year			221	9
True up /down			78	89
Loss / (income) taxed at different tax rate			2	(3)
Adjustments for change in rates due to different tax jurisdiction			1,254	223
Set off against brought forward losses			(60)	(60)
GILTI inclusion			42	27
Others			(56)	(8)
Provision for Income Taxes	$ (1,091)	$ 218	$ 1,871	$ 1,060
Effective tax rate	6.60%	30.60%	9.78%	38.33%